Earnings per share - Calculation of basic and diluted EPS (Detail) £ / shares in Units, £ in Millions, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) £ / shares shares	Jun. 30, 2022 GBP (£) £ / shares shares	Jun. 30, 2022 USD ($) shares
Earnings per share [abstract]
Earnings	£ 112.0		$ 257.9
Weighted average shares used in basic EPS calculation | shares	1,071.2	1,115.2	1,115.2
EPS (pounds per share) | £ / shares	£ 0.105	£ 0.231
Diluted earnings | £	£ 112.0	£ 257.9
Weighted average shares used in diluted EPS calculation | shares	1,090.8	1,137.8	1,137.8
Diluted EPS (pounds per share) | £ / shares	£ 0.103	£ 0.227